SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)		Jun. 30, 2021		Dec. 31, 2020		Jun. 30, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Long term debt, total		$ 373,168		$ 193,617			$ 210,710
Current portion		(317,876)		(133,761)			(191,508)
Long-term debt, net of current portion		55,292		59,856			19,202
Lathika Regunathan [Member]
Short-term Debt [Line Items]
Long term debt, total	[1]
Noor Qazi [Member]
Short-term Debt [Line Items]
Long term debt, total			[2]		[3]		50,562	[3]
Loan Builder [Member]
Short-term Debt [Line Items]
Long term debt, total	[4]	47,367
Satin [Member]
Short-term Debt [Line Items]
Long term debt, total
SBA - Rohuma [Member]
Short-term Debt [Line Items]
Long term debt, total		10,000
Promissory Notes Kabbage [Member]
Short-term Debt [Line Items]
Long term debt, total	[5]						23,826
Promissory Notes Loan Builder [Member]
Short-term Debt [Line Items]
Long term debt, total	[6]
Other Debt [Member]
Short-term Debt [Line Items]
Long term debt, total		6,000	[7]	6,000	[7],[8]		6,000	[8]
Yukti Securities Private Limited [Member]
Short-term Debt [Line Items]
Long term debt, total			[9]	4,547	[10]		4,660	[10]
Auto Loan ICICI Bank [Member]
Short-term Debt [Line Items]
Long term debt, total		14,769	[11]	18,539	[11],[12]		25,662	[12]
Baxter Credit Union [Member]
Short-term Debt [Line Items]
Long term debt, total		99,975	[13]	99,911	[13],[14]		100,000	[14]
UGECL [Member]
Short-term Debt [Line Items]
Long term debt, total		53,960	[15]	54,563	[15],[16]			[16]
USA Bank PPP [Member]
Short-term Debt [Line Items]
Long term debt, total			[17]	$ 10,057	[17],[18]			[18]
Loan Builder [Member]
Short-term Debt [Line Items]
Long term debt, total	[4]
Satin [Member]
Short-term Debt [Line Items]
Long term debt, total		$ 141,097

[1]	Unsecured loan from Lathika Regunathan, individual, is due on demand. Was repaid in 2019.
[2]	Unsecured loan from Noor Qazi, individual, is due on demand. Was repaid in December 2020.
[3]	Unsecured loan from Noor Qazi, individual, is due on demand. Was repaid in December 2020.
[4]	$50,000 unsecured loan due in 52 weekly payments of $1,057.94 inclusive of interest at approximately 10%.
[5]	Multiple monthly loan agreements with Kabbage. Each of these loans has a six-month duration with interest and fees spread over the 6 months.
[6]	Business loan agreement with LoanBuilder in August 2018 in the amount of $18,000, payable in 52 weekly payments of $409, including interest.
[7]	Note payable to an individual for $7,500, issued in May 2018 as consideration for services, due in June 2018, and bearing no interest. During the year ended December 31, 2018, the Company made a payment of $1,500 against the note and the Company has withheld payment of the remaining amount pending receipt of amounts due from the service provider.
[8]	Note payable to an individual for $7,500, issued in May 2018 as consideration for services, due in June 2018, and bearing no interest. During the year ended December 31, 2018, the Company made a payment of $1,500 against the note and the Company has withheld payment of the remaining amount pending receipt of amounts due from the service provider.
[9]	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand.
[10]	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand.
[11]	Loan payable with ICICI Bank, secured by the vehicle the loan was taken for. Payments are monthly at $752, through maturity in May 2023. Of the amount outstanding, the following represents the maturity: Current (2021-2022) $7,374; (2022-2023) $7,395.
[12]	Loan payable with ICICI Bank, secured by the vehicle the loan was taken for. Payments are monthly at $752, through maturity in May 2023. Of the amount outstanding, the following represents the maturity: Current (2021) $7,183; (2022) $7,837; (2023) $3,519.
[13]	Revolving loan in the amount of $100,000 at 4% interest per annum due December 30, 2020. The loan was renegotiated for a balance of $99,911 with similar terms at 4% interest per annum and is guaranteed by the CEO of the Company.
[14]	Revolving loan in the amount of $100,000 at 4% interest per annum due December 30, 2020. The loan was renegotiated for a balance of $99,911 with similar terms at 4% interest per annum and is guaranteed by the CEO of the Company.
[15]	COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months, interest only at 7.5% annual rate for first 12 months, then 36 equal instalments through maturity. Current (2021) $6,063; long-term (2022-2024) $47,897.
[16]	COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months, interest only at 7.5% annual rate for first 12 months, then 36 equal installments through maturity. Current (2021) $6,063; long-term (2022-2024) $48,500.
[17]	PPP loan from USA Bank, with interest accruing at 1% per annum. Original amount of $34,697 had $24,640 forgiven in December 2020, with the remaining $10,057 due in five years In February 2021, the Company was notified that the entire balance of the PPP loan has been forgiven.
[18]	PPP loan from USA Bank, with interest accruing at 1% per annum. Original amount of $34,697 had $24,640 forgiven in December 2020, with the remaining $10,057 due in five years In February 2021, the Company was notified that the entire balance of the PPP loan has been forgiven.